Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instruments [Member] - Cash Flow Hedging [Member] - JPY (¥)
¥ in Billions
		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ 4	¥ 46
Gains reclassified from Accumulated OCI into income (Effective portion)		6	10
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		4	46
Gains reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ 6	¥ 10

[1]	Included in Interest income.